Income Taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Mar. 31, 2014
Income Tax Contingency [Line Items]
Amount of adjustment to income tax provision related to tax reassessment by the PRC tax authorities	$ 450
Income Tax Contingency for Taxable Calendar Year Ending 2004 [Member]
Income Tax Contingency [Line Items]
Amount of adjustment to income tax provision related to tax reassessment by the PRC tax authorities	154
Income Tax Contingency for Taxable Calendar Year Ending 2005 [Member]
Income Tax Contingency [Line Items]
Amount of adjustment to income tax provision related to tax reassessment by the PRC tax authorities	92
Income Tax Contingency for Taxable Calendar Year Ending 2006 [Member]
Income Tax Contingency [Line Items]
Amount of adjustment to income tax provision related to tax reassessment by the PRC tax authorities	166
Income Tax Contingency for Quarterly Period Ending March 31, 2007 [Member]
Income Tax Contingency [Line Items]
Amount of adjustment to income tax provision related to tax reassessment by the PRC tax authorities	38
Income Tax Contingency for Taxable Calendar Year Ending 2006 [Member]
Income Tax Contingency [Line Items]
Amount of adjustment to income tax provision related to tax reassessment by the PRC tax authorities	101
Operating Loss Carryforward Expiration Period One [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forward attributable to PRC entities	219
Net operating loss carry-forward expiration dates	Dec. 31, 2015
Operating Loss Carryforward Expiration Period Two [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forward attributable to PRC entities	181
Net operating loss carry-forward expiration dates	Dec. 31, 2016
Operating Loss Carryforward Expiration Period Three [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forward attributable to PRC entities	69
Net operating loss carry-forward expiration dates	Dec. 31, 2017
Operating Loss Carryforward Expiration Period Four [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forward attributable to PRC entities	$ 23
Net operating loss carry-forward expiration dates	Dec. 31, 2018